Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets acquired	¥ 96,938
Acquired finite lived intangible assets subject to amortization	96,934
Software impairment charge		¥ 6,165
Aggregate amortization expense for intangible assets	132,228	135,664		¥ 122,787
Impairments	177,135	¥ 13,264	[1]
Mobile Communications
Goodwill and Intangible Assets Disclosure [Line Items]
Impairments	¥ 176,045

[1]	For the fiscal year ended March 31, 2014, the impairment loss recorded in All Other relates to the disc manufacturing business. Refer to Note 13.